UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Free Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Mark Nixon
	BBH Trust, 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06-12/31/06

ITEM 1 - Attach shareholder report

                                 BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report

                                DECEMBER 31, 2006

                              BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)


ASSETS:
   Investment in BBH U.S. Money Market Portfolio (the
      "Portfolio"), at value ................................   $1,537,848,435
   Other assets .............................................            3,524
                                                                --------------
         Total Assets .......................................    1,537,851,959
                                                                --------------

LIABILITIES:
   Payables for:
      Shareholder servicing fees ............................          924,339
      Dividends declared ....................................          848,951
      Administrative fees ...................................          351,249
      Professional fees .....................................           27,722
      Board of Trustees' fees ...............................           12,558
      Accounting fees .......................................            8,000
                                                                --------------
         Total Liabilities ..................................        2,172,819
                                                                --------------
NET ASSETS, for 1,535,679,140 fund shares outstanding .......   $1,535,679,140
                                                                ==============
Net Assets Consist of:
   Par value ................................................   $   15,356,791
   Paid-in capital in excess of par .........................    1,520,322,349
                                                                --------------
Net Assets ..................................................   $1,535,679,140
                                                                ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................            $1.00
                                                                         =====


   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)


INVESTMENT INCOME:
   Interest income allocated from Portfolio .....................  $39,704,861
   Expenses allocated from Portfolio ............................   (1,193,082)
                                                                   -----------
      Net Investment Income allocated from Portfolio ............   38,511,779
                                                                   -----------
Expenses:
   Shareholder servicing fees ...................................    1,867,766
   Administrative fees ..........................................      709,751
   Board of Trustees' fees ......................................       63,524
   Professional fees ............................................       45,982
   Accounting fees ..............................................        8,000
   Miscellaneous expenses .......................................       18,509
                                                                   -----------
      Total Expenses ............................................    2,713,532
                                                                   -----------
Net Investment Income ...........................................  $35,798,247
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                For the six
                                                                                months ended           For the
                                                                              December 31, 2006      year ended
                                                                                 (unaudited)        June 30, 2006
                                                                              -----------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income .................................................  $   35,798,247      $    50,921,761
      Dividends declared from net investment income .........................     (35,805,959)         (50,921,761)
                                                                               --------------      ---------------
   Net increase (decrease) in net assets resulting
      from operations .......................................................          (7,712)                  --
                                                                               --------------      ---------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
         Fund shares sold ...................................................     937,568,777        1,839,355,983
         Fund shares issued in reinvestment of dividends ....................      16,833,569           26,060,096
         Fund shares repurchased ............................................    (924,277,085)      (1,617,946,361)
                                                                               --------------      ---------------
   Net increase in net assets resulting from fund
      share transactions ....................................................      30,125,261          247,469,718
                                                                               --------------      ---------------
      Total increase in net assets ..........................................      30,117,549          247,469,718

NET ASSETS:
   Beginning of year ........................................................   1,505,561,591        1,258,091,873
                                                                               --------------      ---------------
   End of period ............................................................  $1,535,679,140      $ 1,505,561,591
                                                                               ==============      ===============


   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period


                                                 For the six
                                                months ended
                                                 December 31,                       For the years ended June 30,
                                                    2006          --------------------------------------------------------------
                                                 (unaudited)       2006          2005          2004          2003         2002
                                                 -----------       ----          ----          ----          ----         ----
Net asset value,
   beginning of year ..........................      $1.00         $1.00         $1.00         $1.00        $1.00         $1.00

Income from investment operations:
   Net investment income ......................       0.02          0.04          0.01          0.01         0.01          0.02
Dividends to shareholders
   from net investment income .................      (0.02)        (0.04)        (0.01)        (0.01)       (0.01)        (0.02)
                                                    ------        ------        ------        ------       ------        ------
Net asset value, end of period ................      $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                                    ======        ======        ======        ======       ======        ======
Total return ..................................       2.46%         3.76%         1.72%         0.59%        1.06%         2.10%
Ratios/Supplemental data(1):
   Net assets, end of period (in millions) ....     $1,536        $1,506        $1,258        $1,375       $1,459        $1,382
   Ratio of expenses to average net assets ....       0.52%(2)      0.53%         0.52%         0.52%        0.52%         0.51%
   Ratio of net investment income to
      average net assets ......................       4.79%(2)      3.75%         1.70%         0.59%        1.05%         2.08%

----------

(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the Portfolio's expense offset arrangement, as appropriate.

(2)   Annualized.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)


1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a
      Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund established a new class of shares designated as "Institutional Shares". Institutional Shares commenced on December 19, 2006. Regular Shares and Institutional Shares have different operating expenses. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2006, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 61% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      B. Interest Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D.    Dividends and  Distributions  to  Shareholders.  Dividends  from net
            investment   income  are   declared   daily  and  paid   monthly  to
            shareholders.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)


      E Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Fund incurred $709,751 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2006, the Fund incurred $1,867,766 for shareholder servicing services.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly. For the six months ended December 31, 2006, the Fund incurred $8,000 for accounting services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2006, the Fund incurred $63,524 for Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2006                                          7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)


EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Expenses Paid
                                               Beginning               Ending                   During Period
                                             Account Value          Account Value               July 1, 2006
                                             July 1, 2006         December 31, 2006         to December 31, 2006(1)
                                             ------------         -----------------         -----------------------
Actual .................................        $1,000                 $1,024.60                    $2.65
Hypothetical(2) ........................        $1,000                 $1,022.58                    $2.65

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2006 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2006                                          9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Money Market Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Retail). The comparative information showed that the Fund had superior performance compared to the averages in these categories over all relevant periods. The Board also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Board also noted that the BBH Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the Fund's investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         11

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


BREAKDOWN BY SECURITY TYPE
                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ----------
Asset Backed Securities ..........................  $   36,711,347         1.5%
Certificates of Deposit ..........................     244,548,726         9.8
Commercial Paper .................................   1,216,115,923        48.6
Corporate Bonds ..................................     338,118,827        13.5
Municipal Bonds ..................................     360,235,000        14.4
U.S. Government Agency Obligation ................      15,021,357         0.6
Time Deposits ....................................     236,500,000         9.4
Repurchase Agreement .............................      50,000,000         2.0
Other Assets in Excess of Liabilities ............       4,250,745         0.2
                                                    --------------       -----
Net Assets .......................................  $2,501,501,925       100.0%
                                                    ==============       =====

All data as of December 31, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                ASSET BACKED SECURITIES (1.5%)
$    8,429,012  AmeriCredit Automobile Receivables
                  Trust 2006-BG...................................     10/09/07      5.348%    $    8,429,011
     9,524,049  Banc of America Securities Auto
                  Trust 2006-G1...................................     11/19/07      5.349          9,524,767
     8,000,000  Capital Auto Receivable Asset
                  Trust 2006-2....................................     12/15/07      5.340          8,000,000
     7,282,271  Capital Auto Receivable Asset
                  Trust 2006-SN1A(1)..............................     09/20/07      5.320          7,282,271
     3,476,903  CIT Equipment Collateral Series 2006-VT(1)........     03/20/07      4.990          3,475,298
                                                                                               --------------
                Total Asset Backed Securities.....................                                 36,711,347
                                                                                               --------------
                CERTIFICATES OF DEPOSIT (9.8%)
    25,000,000  Canadian Imperial Bank Commerce(1)................     04/27/07      5.440         25,006,992
    15,000,000  Canadian Imperial Bank Commerce...................     10/26/07      5.375         15,025,351
    25,000,000  Charter One Bank..................................     03/19/07      5.330         25,000,000
    11,500,000  Citibank NA.......................................     02/02/07      5.315         11,499,898
    10,000,000  HBOS Treasury.....................................     06/04/07      5.380          9,986,187
    25,000,000  Lloyds Bank, Plc..................................     01/26/07      5.310         25,000,118
     8,000,000  M&I Marshall & Ilsley Bank(1).....................     03/30/07      5.364          8,000,098
    25,000,000  Royal Bank of Canada..............................     10/29/07      5.368         25,024,475
    25,000,000  Toronto Dominion..................................     04/13/07      5.300         24,972,121
    25,000,000  Washington Mutual Bank............................     02/16/07      5.320         25,000,000
    25,000,000  Westpac Banking Corp..............................     10/29/07      5.350         25,033,676
    25,000,000  Wilmington Trust Co...............................     02/20/07      5.350         24,999,810
                                                                                               --------------
                Total Certificates of Deposit.....................                                244,548,726
                                                                                               --------------
                COMMERCIAL PAPER (48.6%)
    15,000,000  Abbey National North America LLC..................     01/02/07      5.315         14,997,788
    20,000,000  Abbey National North America LLC..................     01/03/07      5.326         19,994,089
    10,000,000  ANZ National (Int'l) Ltd..........................     04/04/07      5.331          9,864,375
    10,000,000  ANZ National (Int'l) Ltd..........................     06/22/07      5.309          9,752,989
    25,000,000  Bank of America NA................................     03/30/07      5.300         25,000,000
     7,000,000  Bank of Ireland...................................     02/08/07      5.317          6,961,208
    18,000,000  Bank of Ireland...................................     02/09/07      5.317         17,897,625
    49,500,000  Barclays US Funding LLC...........................     01/16/07      5.440         49,391,719


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                COMMERCIAL PAPER (continued)
$   50,000,000  Bear Stearns & Co., Inc...........................     01/02/07      5.333%    $   49,992,597
    50,000,000  Bear Stearns & Co., Inc...........................     01/08/07      5.309         49,948,958
     8,150,000  Beta Financial Group, Inc.........................     01/12/07      5.439          8,136,926
    25,000,000  Beta Financial Group, Inc.........................     01/16/07      5.344         24,945,313
    25,000,000  Blue Spice LLC....................................     01/02/07      5.301         24,996,333
    20,000,000  Blue Spice LLC....................................     01/04/07      5.320         19,991,225
    25,000,000  BNP Paribas Finance, Inc..........................     06/13/07      5.293         24,416,483
    25,900,000  Brown-Forman Beverages, Europe, Ltd...............     03/23/07      5.344         25,592,891
    25,000,000  Buckingham CDO II LLC.............................     01/19/07      5.327         24,934,000
    11,000,000  Catholic Health Initiative........................     03/14/07      5.360         11,000,000
    25,000,000  CBA (Delaware) Finance............................     03/15/07      5.310         24,734,361
    26,000,000  CC USA, Inc.......................................     01/23/07      5.303         25,916,822
     9,940,000  CC USA, Inc.......................................     01/26/07      5.313          9,903,829
    15,000,000  CIT Group, Inc....................................     05/16/07      5.309         14,708,625
    14,565,000  City of Chicago, Illinois.........................     06/06/07      5.463         14,233,646
    43,550,000  Columbia University...............................     01/05/07      5.396         43,524,257
    12,900,000  Cornell University................................     01/11/07      5.318         12,881,008
    25,000,000  Credit Suisse FB USA, Inc.........................     02/21/07      5.311         24,814,417
    11,100,000  Danske Corp.......................................     03/12/07      5.307         10,986,903
     5,000,000  Dresdner US Finance, Inc..........................     04/27/07      5.290          4,916,544
    25,000,000  First Tennessee Bank..............................     03/19/07      5.310         25,000,000
    16,000,000  FPL Group Capital.................................     01/04/07      5.283         15,992,987
     5,600,000  FPL Group Capital.................................     01/18/07      5.329          5,585,984
    15,000,000  HBOS Treasury.....................................     03/01/07      5.305         14,871,306
    15,000,000  HBOS Treasury.....................................     03/19/07      5.321         14,831,563
    25,000,000  Hewlett Packard Co................................     01/29/07      5.325         24,897,139
     8,500,000  HSBC Americas, Inc................................     01/12/07      5.304          8,486,287
    25,000,000  ING US Funding LLC................................     02/01/07      5.289         24,887,194
    23,100,000  Johns Hopkins University..........................     02/07/07      5.300         23,100,000
    25,000,000  Kittyhawk Funding Corp............................     01/16/07      5.313         24,944,896
    25,000,000  Koch Resources LLC................................     01/08/07      5.282         24,974,479
    21,500,000  Koch Resources LLC................................     02/16/07      5.340         21,354,397
    25,000,000  Korea Development Bank............................     01/18/07      5.352         24,937,726
    25,000,000  Morgan Stanley....................................     06/04/07      5.306         24,446,563

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                COMMERCIAL PAPER (continued)
$   25,000,000  National Rural Utilities Cooperative
                  Finance Corp....................................     01/10/07      5.283%    $   24,967,187
    25,370,000  Nationwide Building...............................     01/08/07      5.345         25,344,052
    10,000,000  Nationwide Building...............................     03/15/07      5.328          9,893,339
    12,744,000  Power Authority of State of New York..............     02/01/07      5.368         12,686,387
    25,000,000  Rabobank Nederland NV.............................     11/21/07      5.235         25,000,093
    25,000,000  Rabobank USA Financial............................     01/02/07      5.233         24,996,368
    10,000,000  Rights of University of California................     01/16/07      5.283          9,978,167
    50,000,000  San Paolo IMI US Financial Co.....................     01/05/07      5.408         49,971,000
    17,087,000  Societe Generale..................................     01/08/07      5.304         17,069,623
     8,000,000  Societe Generale..................................     06/08/07      5.282          7,819,353
    30,700,000  Southern Company Funding..........................     02/06/07      5.339         30,537,290
     5,000,000  Tennessee State School Bond.......................     02/15/07      5.330          5,000,000
    25,000,000  Three Rivers Funding Corp.........................     01/05/07      5.323         24,985,278
    50,000,000  UBS Finance Delaware LLC..........................     01/02/07      5.287         49,992,701
     2,800,000  Variable Funding Capital Corp.....................     01/12/07      5.367          2,795,423
    12,416,000  Walnut Energy Center Authority....................     02/15/07      5.399         12,334,210
                                                                                               --------------
                Total Commercial Paper............................                              1,216,115,923
                                                                                               --------------
                CORPORATE BONDS (13.5%)
     2,000,000  Alabama Power Co.(1)..............................     04/23/07      5.624          2,001,419
    25,000,000  American Express Credit Corp.(1)..................     03/12/07      5.330         25,000,737
    18,000,000  American Express Centurion Bank(1)................     10/18/07      5.350         18,001,099
    10,000,000  American General Finance Corp.(1).................     06/27/07      5.426         10,004,594
    10,780,000  CIT Group, Inc.(1)................................     05/18/07      5.595         10,789,876
    14,850,000  Citigroup Global Markets Holdings, Inc.(1)........     03/16/07      5.431         14,852,765
    25,000,000  Comerica Bank(1)..................................     07/20/07      5.349         24,996,700
    23,000,000  Goldman Sachs Group, Inc.(1)......................     03/30/07      5.464         23,018,908
    25,000,000  International Business Machines, Corp.(1).........     06/28/07      5.363         25,003,114
    25,000,000  KeyBank NA(1).....................................     08/08/07      5.395         25,010,404
    15,000,000  Merrill Lynch & Co., Inc.(1)......................     02/27/07      5.495         15,009,700
    25,000,000  Merrill Lynch & Co., Inc.(1)......................     05/14/07      5.315         25,000,000
    17,500,000  Merrill Lynch & Co., Inc..........................     11/15/07      4.000         17,333,592
    25,000,000  Morgan Stanley(1).................................     01/19/07      5.420         25,001,197
    25,000,000  National City Bank of Kentucky(1).................     02/08/07      5.365         25,000,659


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                CORPORATE BONDS (continued)
$   20,000,000  NGSP, Inc.(1).....................................     06/01/46      5.400%    $   20,000,000
     5,000,000  PNC Bank NA(1)....................................     01/29/07      5.320          4,999,941
    25,000,000  PNC Bank NA(1)....................................     01/02/08      5.295         24,993,739
     2,100,000  SouthTrust Bank(1)................................     03/19/07      5.425          2,100,383
                                                                                               --------------
                Total Corporate Bonds.............................                                338,118,827
                                                                                               --------------
                MUNICIPAL BONDS (14.4%)
    11,890,000  Baltimore, Maryland(1)............................     01/04/07      5.350         11,890,000
    49,365,000  Baltimore, Maryland(1)............................     01/04/07      5.350         49,365,000
     6,255,000  Baltimore, Maryland(1)............................     01/04/07      5.350          6,255,000
    11,000,000  Coastal Bend Health Facilities
                  Development Corp.(1)............................     01/03/07      5.360         11,000,000
    10,000,000  Colorado Housing & Finance Authority(1)...........     01/03/07      5.380         10,000,000
     4,000,000  Connecticut Housing Finance Authority(1)..........     01/04/07      5.350          4,000,000
     8,340,000  De Kalb County, Georgia Development
                  Authority Revenue(1)............................     01/03/07      5.350          8,340,000
    19,300,000  Florida Housing Finance Corp.(1)..................     01/04/07      5.350         19,300,000
    24,600,000  Florida Housing Finance Corp.(1)..................     01/04/07      5.320         24,600,000
     5,365,000  Greensboro, North Carolina(1).....................     01/03/07      5.400          5,365,000
     4,695,000  Hamilton County, Ohio Health
                  Care Revenue(1).................................     01/04/07      5.350          4,695,000
     2,000,000  Jacksonville, Florida Economic
                  Development Commission(1).......................     01/04/07      5.400          2,000,000
     3,245,000  Massachusetts State Health &
                  Educational Facilities(1).......................     01/03/07      5.400          3,245,000
    23,915,000  Massachusetts State Health &
                  Educational Facilities(1).......................     01/04/07      5.370         23,915,000
     3,800,000  Massachusetts Port Authority(1)...................     01/03/07      5.380          3,800,000
     9,995,000  Massachusetts State Housing Finance
                  Agency(1).......................................     01/04/07      5.370          9,995,000
    21,000,000  Mississippi Business Finance Corp.(1).............     01/02/07      5.330         21,000,000
     4,500,000  Missouri State Development Finance
                  Board(1)........................................     01/04/07      5.400          4,500,000
    39,700,000  New York, New York(1).............................     01/03/07      5.350         39,700,000


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                MUNICIPAL BONDS (continued)
$   25,000,000  New York City Transitional Finance
                  Authority(1)....................................     01/03/07      5.380%    $   25,000,000
    25,000,000  North Texas Higher Education Authority(1).........     01/03/07      5.350         25,000,000
    17,350,000  Portland, Maine(1)................................     01/03/07      5.350         17,350,000
     8,220,000  Private Colleges & Universities Authority(1)......     01/03/07      5.350          8,220,000
     2,100,000  Texas State(1)....................................     01/03/07      5.370          2,100,000
    19,600,000  Texas State(1)....................................     01/03/07      5.370         19,600,000
                                                                                               --------------
                Total Municipal Bonds.............................                                360,235,000
                                                                                               --------------
                U.S. GOVERNMENT AGENCY OBLIGATION (0.6%)
    15,000,000  SLM Corp.(1)......................................     07/25/07      5.597         15,021,357
                                                                                               --------------
                TIME DEPOSITS (9.4%)
   100,000,000  Branch Bank & Trust...............................     01/02/07      4.948        100,000,000
   100,000,000  Dresdner Bank.....................................     01/02/07      5.320        100,000,000
    36,500,000  Royal Bank of Canada..............................     01/02/07      5.130         36,500,000
                                                                                               --------------
                Total Time Deposits...............................                                236,500,000
                                                                                               --------------
                REPURCHASE AGREEMENT (2.0%)
 50,000,000.00  Deutche Bank (Agreement dated 12/29/06
                collateralized by FMAC 4.000%-8.000%, due
                11/01/16-12/01/36, value $27,729,233; FNMA
                4.250%-7.220%, due 10/01/18-01/01/37; value
                $22,927,997 and GNMA 5.750%, due  11/20/34;
                value $342,770)...................................     01/02/07      5.300         50,000,000
                                                                                               --------------
TOTAL INVESTMENTS AT AMORTIZED COST...............................                    99.8%    $2,497,251,180
OTHER ASSETS IN EXCESS OF LIABILITIES.............................                     0.2          4,250,745
                                                                                     -----     --------------
NET ASSETS    ....................................................                   100.0%    $2,501,501,925
                                                                                     =====     ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the December 31, 2006 coupon rate.

      Abbreviations:
      FMAC - Financial Markets Association of Canada
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


ASSETS:
   Investments, at amortized cost..............................  $2,497,251,180
   Interest receivable.........................................       8,871,785
                                                                 --------------
      Total Assets.............................................   2,506,122,965
                                                                 --------------
LIABILITIES:
   Due to bank.................................................       3,383,968
   Payables for:
      Investment advisory fees.................................         613,514
      Custody and accounting fees..............................         236,083
      Administrative fees......................................         214,730
      Professional fees........................................          44,696
      Board of Trustees' fees..................................          30,247
   Accrued expenses and other liabilities......................          97,802
                                                                 --------------
      Total Liabilities........................................       4,621,040
                                                                 --------------
NET ASSETS.....................................................  $2,501,501,925
                                                                 ==============


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)
(expressed in U.S. dollars)


NET INVESTMENT INCOME:
   Income:
      Interest.................................................   $67,596,807
                                                                  -----------
   Expenses:
      Investment advisory fees.................................     1,267,544
      Administrative fees......................................       443,641
      Custody and accounting fees..............................       226,702
      Board of Trustees' fees..................................        42,552
      Miscellaneous expenses...................................       122,019
                                                                  -----------
         Total Expenses........................................     2,102,458
         Expense offset arrangement............................       (68,075)
                                                                  -----------
         Net Expenses..........................................     2,034,383
                                                                  -----------
   Net Investment Income.......................................   $65,562,424
                                                                  ===========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         19

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)


                                                                                For the six
                                                                               months ended           For the
                                                                             December 31, 2006       year ended
                                                                                (unaudited)        June 30, 2006
                                                                              --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income..............................................     $   65,562,424       $  107,785,835
                                                                              --------------       --------------
   Capital Transactions:
      Proceeds from contributions........................................      1,603,988,806        4,531,857,516
      Value of withdrawals...............................................     (1,739,249,575)      (4,572,494,305)
                                                                              --------------       --------------
         Net decrease in net assets resulting from
            capital transactions.........................................       (135,260,769)         (40,636,789)
                                                                              --------------       --------------
         Total increase (decrease) in net assets.........................        (69,698,345)          67,149,046
NET ASSETS:
   Beginning of year.....................................................      2,571,200,270        2,504,051,224
                                                                              --------------       --------------
   End of period.........................................................     $2,501,501,925       $2,571,200,270
                                                                              ==============       ==============


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)


                               For the six
                              months ended
                              December 31,                     For the years ended June 30,
                                  2006         ----------------------------------------------------------------
                               (unaudited)       2006          2005          2004          2003         2002
                               -----------     -------       -------       -------      --------      --------
Total return.................      2.64%         4.13%         2.17%          0.99%        1.44%        2.47%
Ratios/Supplemental data:
   Net assets, end of
      period (in millions)...    $2,502        $2,571        $2,504         $2,871       $3,422       $2,874
   Expenses as a percentage
      of average net assets:
      Net expenses paid
         by Portfolio........      0.16%(1)      0.16%         0.16%          0.16%        0.15%        0.16%
      Expense offset
         arrangement.........      0.01%(1)      0.00%(2)      0.00%(2)       0.00%(2)     0.00%(2)     0.00%(2)
                                  -----         -----         -----          -----        -----        -----
         Total expenses......      0.17%(1)      0.16%         0.16%          0.16%        0.15%        0.16%
                                  =====         =====         =====          =====        =====        =====
Ratio of net investment
   income to average
      net assets.............      5.17%(1)      4.05%         2.05%          0.95%        1.40%        2.39%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         21

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

      C. Repurchase Agreements. The Portfolio may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio's return on the transaction or effectively the interest rate paid by the dealer to the Portfolio. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Portfolio's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      D. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


      E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Portfolio's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Portfolio's net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2006, the Portfolio incurred $1,267,544 for advisory services.

      Administrative Fees. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Portfolio incurred $443,641 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2006, the Portfolio incurred $226,702 for custody and accounting services. These fees were reduced by $68,075 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Portfolio for the six months ended December 31, 2006 was $13,159.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2006, the Portfolio incurred $42,552 for the Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         23

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Expenses Paid
                                               Beginning               Ending                   During Period
                                             Account Value          Account Value               July 1, 2006
                                             July 1, 2006         December 31, 2006        to December 31, 2006(1)
                                             ------------         -----------------        -----------------------
Actual.................................         $1,000                $1,026.40                     $0.82
Hypothetical(2)........................         $1,000                $1,024.40                     $0.82

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION
December 31, 2006 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Portfolio (the "Portfolio") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Portfolio and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         25

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Portfolio compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Portfolio had superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Portfolio's investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         27

--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com
On the internet:                  www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN


                               Semi-Annual Report
                                DECEMBER 31, 2006


                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2006 (unaudited)


BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
U.S. Treasury Bills................................   $79,884,574       100.4%
Liabilities in Excess of Other Assets..............      (332,635)       (0.4)
                                                      -----------       -----
Net Assets.........................................   $79,551,939       100.0%
                                                      ===========       =====

All data as of December 31, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)


 Principal
   Amount                                                              Value
 ---------                                                          ------------
             U.S. TREASURY BILLS(a) (100.4%)
$40,860,000  due 01/11/07, 5.01%.................................   $40,803,719
 25,000,000  due 03/01/07, 4.83%.................................    24,803,743
  8,410,000  due 03/08/07, 4.87%.................................     8,335,719
  6,000,000  due 03/15/07, 4.88%.................................     5,941,393
                                                                    -----------
             Total U.S. Treasury Bills...........................    79,884,574
                                                                    -----------

TOTAL INVESTMENTS, AT AMORITIZED COST...................   100.4%   $79,884,574
LIABILITIES IN EXCESS OF OTHER ASSETS...................   (0.4)       (332,635)
                                                           -----    -----------
NET ASSETS..............................................   100.0%   $79,551,939
                                                           =====    ===========
----------
(a) Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2006                                          3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)


ASSETS:
   Investments, at amortized cost.................................   $79,884,574
   Cash...........................................................        21,836
   Other Asset....................................................        10,093
                                                                     -----------
     Total Assets.................................................    79,916,503
                                                                     -----------
LIABILITIES:
   Payables for:
     Dividends declared...........................................       185,701
     Shareholder servicing fees...................................        38,823
     Professional fees............................................        32,845
     Custody and accounting fees..................................        30,846
     Investment advisory fees.....................................        25,881
     Administrative fees..........................................        17,920
     Board of Trustees' fees......................................         1,000
   Accrued expenses and other liabilities.........................        31,548
                                                                     -----------
     Total Liabilities............................................       364,564
                                                                     -----------
NET ASSETS, for 79,552,072 fund shares outstanding................   $79,551,939
                                                                     ===========
Net Assets Consist of:
   Par value......................................................   $   795,521
   Paid-in capital in excess of par...............................    78,756,418
                                                                     -----------
Net Assets........................................................   $79,551,939
                                                                     ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE......................         $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)


NET INVESTMENT INCOME:
   Income:
     Interest....................................................    $2,388,684
                                                                     ----------
   Expenses:
     Shareholder servicing fees..................................       108,376
     Investment advisory fees....................................        72,251
     Administrative fees.........................................        48,167
     Custody and accounting fees.................................        29,304
     Professional fees...........................................        14,724
     Board of Trustees' fees.....................................         5,612
     Miscellaneous expenses......................................        30,049
                                                                     ----------
       Total Expenses............................................       308,483
       Expense offset arrangement................................        (2,584)
                                                                     ----------
       Net Expenses..............................................       305,899
                                                                     ----------
   Net Investment Income.........................................    $2,082,785
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2006                                          5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                              For the six
                                                              months ended        For the
                                                           December 31, 2006     year ended
                                                              (unaudited)      June 30, 2006
                                                           -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...............................   $   2,082,785     $   3,683,128
   Dividends declared from net investment income .........      (2,082,785)       (3,683,261)
                                                             -------------     -------------
     Net decrease in net assets from operations ..........              --              (133)
                                                             -------------     -------------
From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ..................................      89,683,335       241,663,076
       Fund shares issued in reinvestment of dividends ...         913,779         1,530,055
       Fund shares repurchased ...........................    (122,399,151)     (272,459,489)
                                                             -------------     -------------
         Net decrease in net assets resulting
           from fund share transactions ..................     (31,802,037)      (29,266,358)
							     -------------     -------------

         Total decrease in net assets ....................     (31,802,037)      (29,266,491)

NET ASSETS:
   Beginning of year .....................................     111,353,976       140,620,467
                                                             -------------     -------------
   End of period .........................................   $  79,551,939     $ 111,353,976
                                                             =============     =============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period


                                    For the six
                                    months ended
                                    December 31,                 For the years ended June 30,
                                        2006       --------------------------------------------------------
                                     (unaudited)   2006         2005       2004          2003          2002
                                    ------------   ----         ----       ----          ----          ----
Net asset value,
   beginning of year .............     $1.00       $1.00        $1.00      $1.00         $1.00         $1.00
Income from investment
   operations:
   Net investment income .........      0.02        0.03         0.01       0.00(1)       0.01          0.02
Dividends to shareholders from net
   investment income .............     (0.02)      (0.03)       (0.01)     (0.00)(1)     (0.01)        (0.02)
                                       -----       -----        -----      -----         -----         -----
Net asset value, end of period ...     $1.00       $1.00        $1.00      $1.00         $1.00         $1.00
                                       =====       =====        =====      =====         =====         =====
Total return .....................      2.20%       3.35%        1.41%      0.40%         0.91%         1.95%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ...............       $80        $111         $141       $117          $137          $188
   Ratio of expenses to average
     net assets
   Net expenses paid by Fund .....      0.63%(2)    0.59%        0.56%      0.59%         0.57%         0.56%
   Expense offset arrangement ....      0.01%(2)    0.00%(3)     0.01%      0.00%(3)      0.00%(3)      0.00%(3)
                                       -----       -----        -----      -----         -----         -----
Total expenses ...................      0.64%(2)    0.59%        0.57%      0.59%         0.57%         0.56%
                                       =====       =====        =====      =====         =====         =====
Ratio of net investment income to
   average net assets ............      4.32%(2)    3.25%        1.49%      0.39%         0.92%         1.91%

----------
(1) Less than $0.01 per share.
(2) Annualized.
(3) Less than  0.01%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2006                                          7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)


1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2006, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)


      or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

   Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2006, the Fund incurred $72,251 for advisory services.

   Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Fund incurred $48,167 for administrative services.

   Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2006, the Fund incurred $108,376 for shareholder servicing services.

   Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2006, the Fund incurred $29,304 for custody and accounting services. These fees were reduced by $2,584 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight


FINANCIAL STATEMENT DECEMBER 31, 2006                                          9

BBH U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)


   loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2006 was $8,374.

   Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2006, the Fund incurred $5,612 for Trustees' fees.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)


EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                            Beginning         Ending           During Period
                          Account Value    Account Value      July 1, 2006 to
                          July 1, 2006   December 31, 2006  December 31, 2006(1)
                          -------------  -----------------  --------------------
Actual.................      $1,000          $1,022.00           $3.21
Hypothetical(2)........      $1,000          $1,022.03           $3.21
----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2006 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Trust, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted


FINANCIAL STATEMENT DECEMBER 31, 2006                                         13

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


The Trustees considered the 1-, 3- and 5-year annualized total returns versus the iMoneyNet (Treasury Retail). The Trustees noted favorable comparisons versus that average for the most recent periods and, in their view, immaterial difference over longer ones. Moreover, they had been appropriately advised by BBH about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Trustees also noted with favor that the expense ratio was substantially lower than that of the average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         15

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                    BROWN[LOGO]
                                    BROTHERS
                                    HARRIMAN


              BBH Tax Free Short / Intermediate Fixed Income Fund

                              Financial Statements
                               December 31, 2006
                                  (unaudited)

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

ASSETS:
  Cash                                                              $    67,780
  Other Receivables                                                         527
                                                                    -----------
     Total Assets                                                        68,307
                                                                    -----------
LIABILITIES:
  Payables for:
    Professional fees                                                    34,678
    Custody and accounting fees                                           5,637
    Dividends and distributions declared                                  5,004
    Investment advisory fees                                                  8
    Shareholder servicing fees                                                8
    Administrative fees                                                       5
  Accrued expenses and other liabilities                                 13,452
                                                                    -----------
     Total Liabilities                                                   58,792
                                                                    -----------
NET ASSETS                                                          $     9,515
                                                                    ===========
Net Assets Consist of:
    Par value                                                       $         9
    Paid-in capital in excess of par                                  1,631,366
    Distributions in excess of net investment income                     (3,277)
    Accumulated net realized loss on investments                     (1,618,583)
                                                                    -----------
Net Assets                                                          $     9,515
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($9,515 /948 shares outstanding)                                  $     10.04
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)

NET INVESTMENT INCOME:
  Income:
    Interest income                                                 $   465,148
                                                                    -----------
  Expenses:
    Investment advisory fees                                             36,568
    Shareholder servicing fees                                           36,568
    Administrative fees                                                  21,941
    Professional fees                                                     6,706
    Custody and accounting fees                                           3,209
    Miscellaneous expenses                                                3,453
                                                                    -----------
      Total Expenses                                                    108,445
      Expense offset arrangement                                         (3,209)
                                                                    -----------
      Net Expenses                                                      105,236
                                                                    -----------
  Net Investment Income                                                 359,912
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
  Net realized loss on investments                                     (666,146)
  Net change in unrealized appreciation on investments                1,142,143
                                                                    -----------
    Net Realized and Unrealized Gain                                    475,997
                                                                    -----------
  Net Increase in Net Assets Resulting From Operations              $   835,909
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                For the six
                                               months ended          For the
                                             December 31, 2006     year ended
                                                (unaudited)       June 30, 2006
                                             -----------------    -------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income                        $     359,912    $   1,563,650
    Net realized loss on investments                  (666,146)        (884,563)
    Net change in unrealized
      depreciation on investments                    1,142,143         (615,369)
                                                 -------------    -------------
    Net increase in net assets resulting
      from operations                                  835,909           63,718
                                                 -------------    -------------
  Dividends and distributions declared:
    From net investment income                        (359,912)      (1,563,651)
                                                 -------------    -------------
      Total dividends and distributions
         declared                                     (359,912)      (1,563,651)
                                                 -------------    -------------
  Fund shares transactions:
    Net proceeds from sales of fund shares             381,749       13,031,845
    Net asset value of fund shares issued
      to shareholders in reinvestment
      of distributions                                 105,922          659,458
    Net cost of fund shares repurchased            (57,853,334)     (56,181,746)
                                                 -------------    -------------
    Net decrease in net assets resulting
      from fund shares transactions                (57,365,663)     (42,490,443)
                                                 -------------    -------------
      Total decrease in net assets                 (56,889,666)     (43,990,376)

NET ASSETS:
    Beginning of year                               56,899,181      100,889,557
                                                 -------------    -------------
    End of period (including distributions
    in excess of net investment income
    of $3,277 and $3,277, respectively)          $       9,515    $  56,899,181
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                               For the six
                                               months ended
                                               December 31,                      For the years ended June 30,
                                                   2006        ---------------------------------------------------------------------
                                               (unaudited)        2006          2005           2004            2003          2002
                                               ------------       ----          ----           ----            ----          ----
Net asset value, beginning of year                $ 10.33        $10.52        $ 10.55        $ 10.87        $ 10.73        $10.53
                                                  -------        ------        -------        -------        -------        ------
Income from investment operations:
  Net investment income                              0.12(1)       0.21           0.23           0.18           0.25          0.31
  Net realized and unrealized
    gain (loss) on investments                       7.86         (0.19)         (0.05)         (0.28)          0.18          0.22
                                                  -------        ------        -------        -------        -------        ------
    Total income (loss) from investment
     operations                                      7.98          0.02           0.18          (0.10)          0.43          0.53
                                                  -------        ------        -------        -------        -------        ------
Less dividends and distributions:
  From net investment income                        (8.27)        (0.21)         (0.18)         (0.18)         (0.26)        (0.31)

  From net realized gains                              --            --          (0.03)         (0.04)         (0.03)        (0.02)
                                                  -------        ------        -------        -------        -------        ------
    Total dividends and distributions               (8.27)        (0.21)         (0.21)         (0.22)         (0.29)        (0.33)
                                                  -------        ------        -------        -------        -------        ------
Net asset value, end of period                    $ 10.04        $10.33        $ 10.52        $ 10.55        $ 10.87        $10.73
                                                  =======        ======        =======        =======        =======        ======
Total return                                         0.93%(2)      0.18%          1.75%         (0.75%)         4.04%         5.14%
Ratios/Supplemental data:
  Net assets, end of period (in millions)         $    --        $   57        $   101        $   126        $   107        $   82
  Ratio of expenses to average net assets:
    Net expenses paid by Fund                        0.72%(3)      0.85%          0.80%          0.80%          0.82%         0.83%
  Expense offset arrangement                         0.02%(3)      0.00%(4)       0.00%(4)       0.00%(4)       0.00%(4)      0.01%
                                                  -------        ------        -------        -------        -------        ------
    Total expenses                                   0.74%(3)      0.85%          0.80%          0.80%          0.82%         0.84%
                                                  =======        ======        =======        =======        =======        ======
Ratio of net investment income to
  average net assets                                 2.46%(3)      1.97%          1.68%          1.86%          2.33%         2.90%
Portfolio turnover rate                               385%(3)        79%            89%            90%            82%           94%

----------
      (1)   Calculated based on average shares outstanding.

      (2) Calculation perfomed by time weighted return model based on total net assets and external cash flows.

      (3)   Annualized.

      (4)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2006, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)

            based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid at least annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

            Capital Loss Carryforward. At June 30, 2006 the fund had a net capital loss carryforward of approximately $305,022 which expires as follows:

                           June 30, 2014    $305,019
                           June 30, 2013    $      3

      E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2006, the Fund incurred $36,568 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Fund incurred $21,941 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2006, the Fund incurred $36,568 for shareholder servicing services.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2006, the Fund incurred $3,209 for custody and accounting services. These fees were reduced by $3,209 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2006 was $585.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2006, the Fund incurred $0 for Trustees' fees.

3. Investment Transactions. For the six months ended December 31, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $57,421,933 and $113,920,678, respectively.

4.    Share Transactions. Transactions in fund shares were as follows:

                                               For the six
                                               months ended         For the
                                            December 31, 2006      year ended
                                               (unaudited)       June 30, 2006
                                            -----------------    --------------
      Fund shares sold                                36,699         1,242,250
      Fund shares issued in connection
        with reinvestment of dividends                10,198            63,324

      Fund shares repurchased                     (5,554,386)       (5,385,157)
                                                  ----------        ----------
      Net decrease                                (5,507,489)       (4,079,583)
                                                  ==========        ==========

5. Subsequent Event. At a meeting held on October 2, 2006, the Board of Trustees of the Fund determined that it was in the best interest of the Fund's shareholders to liquidate the Fund. Shareholders were given notice of this determination, along with a request that shares of the Fund be redeemed before October 31, 2006. At a subsequent meeting held on December 11, 2006, the Board authorized the involuntary redemption of the outstanding shares of the Fund, in complete liquidation of the Fund. Shareholders were given notice on January 23, 2007 that on or after March 26, 2007 the Fund will redeem their shares.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and
(2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                         Beginning          Ending             During Period
                       Account Value     Account Value        July 1, 2006 to
                       July 1, 2006    December 31, 2006    December 31, 2006(1)
                       -------------   -----------------    --------------------

Actual                     $1,000          $1,009.30               $3.65

Hypothetical(2)            $1,000          $1,021.58               $3.67

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
DECEMBER 31, 2006 (UNAUDITED)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The

--------------------------------------------------------------------------------

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

       The following factors specific to BBH Tax Free Short/Intermediate Fixed Income Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

       The Trustees reviewed information showing performance of the Fund compared to the Lehman 3-Year Municipal Bond Index. The Fund generally lagged the Index over all relevant periods, which resulted from management's decision to construct a defensive portfolio in recent years. The Trustees understood management's decision and were pleased to see a portfolio with higher quality securities and a shorter duration than the Index. The Trustees viewed with favor this performance and noted the benchmark has no fees. The Trustees also noted the Fund's expense ratio was in line with or lower than many Funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265

By E-mail send your request to:     bbhfunds@bbh.com

On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN[LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN


                               Semi-Annual Report
                                DECEMBER 31, 2006


                            BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2006 (unaudited)


BREAKDOWN BY BOND TYPE

                                                                    Percent of
                                                    U.S. $ Value    Net Assets
                                                    ------------    ----------
Certificate of Participation....................    $ 2,100,000         0.5%
Education.......................................     69,516,001        15.5
General Obligations.............................    103,131,351        23.1
Health Care.....................................     20,080,000         4.5
Industrial......................................     61,380,000        13.7
Miscellaneous...................................     35,065,000         7.8
Special Tax.....................................      4,800,000         1.1
Transportation..................................     16,565,000         3.7
Utilities.......................................     25,742,065         5.8
Water/Sewer.....................................     27,702,232         6.2
Commercial Paper................................     79,513,000        17.8
Other Assets In Excess of Liabilities...........      1,360,060         0.3
                                                   ------------       -----
Net Assets......................................   $446,954,709       100.0%
                                                   ============       =====

TOP FIVE HOLDINGS BY STATE
                                                                    Percent of
                                                    U.S. $ Value    Net Assets
                                                    ------------    ----------
New York........................................   $ 61,626,167        13.8%
Texas...........................................     51,926,900        11.6
California......................................     32,350,000         7.2
Massachusetts...................................     30,825,000         6.9
North Carolina..................................     22,657,589         5.1
Other States....................................    246,208,993        55.1
Other Assets In Excess of Liabilities...........      1,360,060         0.3
                                                   ------------       -----
Net Assets......................................   $446,954,709       100.0%
                                                   ============       =====


All data as of December 31, 2006. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (81.9%)
             CERTIFICATE OF PARTICIPATION (0.5%)
$ 2,100,000  Denver, Colorado, City & Council(1) .......   01/03/07      3.930%   $  2,100,000
                                                                                  ------------
             EDUCATION (15.5%)
  1,200,000  Chicago Board of Education(1) .............   01/02/07      4.000       1,200,000
  5,600,000  Chicago Board of Education(1) .............   01/02/07      4.000       5,600,000
  2,600,000  Clark County, Nevada, School District(1) ..   01/02/07      3.990       2,600,000
  3,700,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/02/07      3.900       3,700,000
  1,500,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/02/07      3.900       1,500,000
    600,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/02/07      3.900         600,000
  3,400,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/02/07      3.900       3,400,000
  4,000,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/03/07      3.920       4,000,000
  3,300,000  Connecticut State Health &
               Educational Facilities Authority(1) .....   01/03/07      3.920       3,300,000
    600,000  Florida State Board of Education...........   01/01/07      5.000         600,000
  2,600,000  Massachusetts State Development
               Finance Agency, Boston
               University Revenue(1)....................   01/02/07      3.980       2,600,000
  1,850,000  Massachusetts State Health &
               Educational Facilities Authority(1) .....    01/02/07     3.880       1,850,000
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority(1) .....    01/02/07     3.950       3,000,000
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority(1) .....    01/04/07     3.920       3,000,000
  3,350,000  Mesquite, Texas School District ...........    08/15/08     4.700       3,373,857
  4,910,000  Michigan State University(1) ..............    01/03/07     3.970       4,910,000
  2,000,000  Missouri State Health & Education
               Facilities Authority(1) .................    01/02/07     3.950       2,000,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             EDUCATION (continued)
$ 2,800,000  New Hampshire Health & Education
               Facilities Authority(1) .................   01/03/07      3.950%   $  2,800,000
  8,275,000  New Hampshire Health & Education
               Facilities Authority(1) .................   01/03/07      3.950       8,275,000
  1,400,000  New Jersey State Educational
               Facilities Authority(1) .................   01/02/07      3.900       1,400,000
  1,000,000  Ohio State University(1) ..................   01/04/07      3.720       1,000,000
    500,000  Ohio State University(1) ..................   01/04/07      3.850         500,000
  3,000,000  Ohio State University(1) ..................   01/04/07      3.850       3,000,000
  2,500,000  University of Missouri(1) .................   01/02/07      3.980       2,500,000
  1,800,000  University of Pittsburgh(1) ...............   01/03/07      3.970       1,800,000
  1,000,000  University of Texas .......................   07/01/07      5.000       1,007,144
                                                                                  ------------
             Total Education............................                            69,516,001
                                                                                  ------------
             GENERAL OBLIGATIONS (23.1%)
  7,700,000  California State(1) .......................   01/02/07      3.820       7,700,000
  1,000,000  Charlotte, North Carolina .................   02/01/07      4.750       1,000,994
  5,000,000  Connecticut State(1) ......................   01/04/07      4.000       5,000,000
  2,500,000  Delaware State ............................   04/01/07      5.250       2,510,541
  2,385,000  District of Columbia(1) ...................   01/03/07      4.000       2,385,000
  3,165,000  Fairfax County, Virginia ..................   04/01/07      5.000       3,176,417
  1,000,000  Fairfax County, Virginia ..................   06/01/07      5.000       1,006,077
  1,730,000  Fairfax County, Virginia ..................   10/01/07      5.000       1,748,920
  3,770,000  Georgia State .............................   05/01/07      5.000       3,787,903
  1,545,000  Harris County, Texas ......................   10/01/07      4.000       1,550,376
  1,880,000  Hawaii State ..............................   03/01/07      6.000       1,886,763
  5,000,000  Hawaii State ..............................   04/01/07      5.000       5,017,792
  1,430,000  Jefferson County, Alabama(1) ..............   01/02/07      3.950       1,430,000
  1,700,000  Maryland State ............................   02/01/07      5.000       1,702,126
  1,850,000  Maryland State ............................   03/01/07      5.000       1,853,816
  4,000,000  Massachusetts State(1) ....................   01/02/07      3.960       4,000,000
  2,625,000  Massachusetts State(1) ....................   01/04/07      3.960       2,625,000
  1,275,000  Mecklenburg County, North Carolina ........   04/01/07      5.000       1,279,607
  2,000,000  Minneapolis, Minnesota(1) .................   01/04/07      3.760       2,000,000
    620,000  Minneapolis, Minnesota(1) .................   01/04/07      3.760         620,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$ 9,200,000  Minneapolis, Minnesota(1) .................   01/04/07      3.760%   $  9,200,000
    750,000  New York, New York(1) .....................   01/02/07      3.850         750,000
  1,300,000  New York, New York(1) .....................   01/02/07      3.850       1,300,000
    600,000  New York, New York(1) .....................   01/02/07      3.900         600,000
    600,000  New York, New York(1) .....................   01/02/07      3.900         600,000
    900,000  New York, New York(1) .....................   01/02/07      3.950         900,000
  1,800,000  New York, New York(1) .....................   01/02/07      3.950       1,800,000
  1,600,000  New York, New York(1) .....................   01/02/07      3.950       1,600,000
    400,000  New York, New York(1) .....................   01/02/07      3.970         400,000
  6,100,000  North Carolina State ......................   03/01/07      4.000       6,104,431
  1,000,000  North Carolina State ......................   03/01/07      5.000       1,002,096
  2,550,000  North Carolina State ......................   03/01/07      5.000       2,555,935
  1,700,000  North Carolina State ......................   05/01/07      4.000       1,702,594
  2,500,000  North Carolina State ......................   05/01/07      5.000       2,511,931
  8,700,000  Texas State ...............................   08/31/07      4.500       8,752,393
  1,000,000  Utah State ................................   07/01/07      5.500       1,009,635
 10,000,000  Washington Suburban Sanitation
               District ................................   06/01/07      5.000      10,061,004
                                                                                  ------------
             Total General Obligations..................                           103,131,351
                                                                                  ------------
             HEALTH CARE (4.5%)
  8,000,000  New York State Dormitory
               Authority Revenue(1) ....................   01/04/07      3.900       8,000,000
  2,000,000  New York State Dormitory Authority(1) .....   01/04/07      3.950       2,000,000
  2,580,000  Oklahoma State Industries Authority,
               Hospital Revenue(1) .....................   01/02/07      4.000       2,580,000
  2,500,000  Ross County, Ohio(1) ......................   01/02/07      3.990       2,500,000
  5,000,000  Royal Oak, Michigan, Hospital
               Finance Authority(1) ....................   01/04/07      3.970       5,000,000
                                                                                  ------------
             Total Health Care..........................                            20,080,000
                                                                                  ------------
             INDUSTRIAL (13.7%)
  5,700,000  Bartow County Development Authority(1) ....   01/02/07      4.050       5,700,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             INDUSTRIAL (continued)
$ 1,000,000  California Pollution Control Financing
               Authority(1).............................   01/02/07      3.710%   $  1,000,000
  1,100,000  California Statewide Communities
               Development Authority, Pollution
               Control Revenue(1).......................   01/02/07      3.880       1,100,000
  3,300,000  Columbia, Alabama, Pollution Control
               Revenue(1)...............................   01/02/07      4.000       3,300,000
  3,900,000  Columbia, Alabama, Pollution Control
               Revenue(1)...............................   01/02/07      4.000       3,900,000
    600,000  Delaware County, Pennsylvania, Industrial
               Development Authority(1).................   01/03/07      3.880         600,000
  1,000,000  East Baton Rouge, Parish Louisiana,
               Pollution Control Revenue(1).............   01/02/07      3.940       1,000,000
 13,050,000  Forsyth, Montana, Pollution Control
               Revenue(1)...............................   01/02/07      4.000      13,050,000
  2,200,000  Gulf Coast Waste Disposal Authority,
               Texas(1).................................   01/02/07      3.940       2,200,000
  2,300,000  Harris County, Texas, Pollution Control
               Revenue(1)...............................   01/02/07      3.940       2,300,000
  2,400,000  Harris County, Texas, Pollution Control
               Revenue(1)...............................   01/02/07      3.990       2,400,000
  1,000,000  Hurley, New Mexico, Pollution Control
               Revenue(1)...............................   01/02/07      3.970       1,000,000
  5,000,000  Jackson County, Mississippi, Port
               Facility Revenue(1)......................   01/02/07      4.000       5,000,000
  4,000,000  Kemmerer, Wyoming, Pollution Control
               Revenue(1)...............................   01/02/07      3.940       4,000,000
    500,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1).......................   01/02/07      3.860         500,000
  2,590,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1).......................   01/02/07      3.940       2,590,000
  2,440,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1).......................   01/02/07      3.940       2,440,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             INDUSTRIAL (continued)
$  800,000   Midlothian, Texas, Pollution Control
               Revenue(1)...............................   01/03/07      3.930%   $    800,000
 2,000,000   MT Vernon Industries Pollution Control
               & Solid Waste Disposal Revenue(1)........   01/04/07      3.880       2,000,000
 1,800,000   Sweetwater County, Wyoming, Pollution
               Control Revenue(1).......................   01/02/07      4.000       1,800,000
 1,300,000   Valdez, Alaska, Marine Terminal
               Revenue(1)................................  01/02/07      3.900       1,300,000
 2,200,000   Valdez, Alaska, Marine Terminal
               Revenue(1)................................  01/02/07      3.900       2,200,000
 1,200,000   Valdez, Alaska, Marine Terminal
               Revenue(1)...............................   01/02/07      3.940       1,200,000
                                                                                  ------------
             Total Industrial...........................                            61,380,000
                                                                                  ------------
             MISCELLANEOUS (7.8%)
  3,125,000  Alaska State Housing Finance Corp.
               Revenue(1) ..............................   01/04/07      4.030       3,125,000
    600,000  California State Economic Recovery
               Bond(1) .................................   01/02/07      3.750         600,000
  1,365,000  Clayton County, Georgia, Housing
               Authority(1) ............................   01/04/07      3.990       1,365,000
  1,300,000  Colorado Housing & Finance Authority(1) ...   01/03/07      4.000       1,300,000
  2,800,000  Illinois Finance Authority(1) .............   01/02/07      4.000       2,800,000
    200,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/02/07      3.890         200,000
  2,000,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/02/07      3.890       2,000,000
    300,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/02/07      3.980         300,000
  2,170,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/03/07      3.950       2,170,000
  1,000,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/03/07      3.950       1,000,000
  1,200,000  New York, New York, City Transitional
               Finance Authority(1) ....................   01/03/07      3.950       1,200,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             MISCELLANEOUS (continued)
$ 5,100,000  New York, New York, City Transitional
               Finance Authority(1).....................   01/04/07      3.350%   $  5,100,000
    900,000  New York State Local Government
               Assistance Corp.(1)......................   01/03/07      3.850         900,000
  3,500,000  New York State Local Government
               Assistance Corp.(1)......................   01/03/07      3.900       3,500,000
  3,405,000  Oklahoma State Capital Improvement
               Authority(1).............................   01/02/07      4.000       3,405,000
  5,300,000  Oklahoma State Capital Improvement
               Authority(1)...................... ......   01/02/07      4.000       5,300,000
    800,000  Will County, Illinois, Exempt Facilities
               Revenue(1)...............................   01/02/07      4.020         800,000
                                                                                  ------------
             Total Miscellaneous........................                            35,065,000
                                                                                  ------------
             SPECIAL TAX (1.1%)
  4,800,000  Riverside County, California,
               Special Tax(1)...........................   01/03/07      3.730       4,800,000
                                                                                  ------------
             TRANSPORTATION (3.7%)
  5,000,000  Kansas State Department of
               Transportation & Highway Revenue(1) .....   01/02/07      3.990       5,000,000
  1,100,000  Los Angeles, California, Department of
               Airports Revenue(1) .....................   01/02/07      4.000       1,100,000
  3,200,000  Metropolitan Transportation Authority,
               New York(1) .............................   01/04/07      3.850       3,200,000
  4,300,000  Metropolitan Transportation Authority,
               New York, Revenue(1) ....................   01/02/07      4.000       4,300,000
  1,965,000  Pennsylvania Turnpike Commission(1) .......   01/02/07      4.000       1,965,000
  1,000,000  Port of Port Arthur Navigation District(1)    01/02/07      4.000       1,000,000
                                                                                  ------------
             Total Transportation.......................                            16,565,000
                                                                                  ------------
             UTILITIES (5.8%)
  6,350,000  Long Island Power Authority New York,
               Electric System(1) ......................   01/02/07      3.880       6,350,000
  4,600,000  Municipal Electric Authority of Georgia(1)    01/03/07      3.920       4,600,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             UTILITIES (continued)
$ 3,940,000  New York State Environmental
               Facilities Corp .........................   04/15/07      5.000%   $  3,953,935
  4,100,000  New York, New York, City Municipal
               Water Finance Authority(1) ..............   01/02/07      3.880       4,100,000
  2,000,000  New York, New York, City Municipal
               Water Finance Authority(1) ..............   01/02/07      3.970       2,000,000
    900,000  Piedmont Municipal Power Agency
               Electric Revenue(1) .....................   01/03/07      4.000         900,000
  2,535,000  San Antonio,Texas .........................   02/01/07      5.000       2,538,130
  1,300,000  Washington State Public Power
               Supply System(1) ........................   01/03/07      3.900       1,300,000
                                                                                  ------------
             Total Utilities............................                            25,742,065
                                                                                  ------------
             WATER/SEWER (6.2%)
  1,300,000  Boston, Massachusetts, Water &
               Sewer Commission(1) .....................   01/04/07      3.840       1,300,000
    500,000  California State Department of Water
               Resources(1) ............................   01/02/07      3.860         500,000
  1,800,000  California State Department of Water
               Resources(1) ............................   01/03/07      3.870       1,800,000
 10,250,000  California State Department of Water
               Resources(1) ............................   01/04/07      3.750      10,250,000
  3,500,000  Durham, North Carolina, Water &
               Sewer Revenue(1) ........................   01/03/07      4.000       3,500,000
    400,000  Irvine Ranch, California, Water District(1)   01/02/07      3.630         400,000
    900,000  Massachusetts State Water Resources
               Authority(1) ............................   01/03/07      3.880         900,000
  1,550,000  Massachusetts State Water Resources
               Authority(1) ............................   01/03/07      3.880       1,550,000
  3,100,000  Metropolitan Water District of Southern
               California(1) ...........................   01/02/07      3.850       3,100,000
  2,400,000  New York, New York, City Municipal
               Water Finance Authority(1) ..............   01/02/07      3.970       2,400,000
  1,000,000  New York State Environmental
               Facilities Corp. ........................   06/15/07      4.000       1,002,232

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                          9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)


 Principal                                                 Maturity    Interest
  Amount                                                     Date        Rate        Value
 ---------                                                 --------    --------      -----
             MUNICIPAL BONDS (continued)
             WATER/SEWER (continued)
$ 1,000,000  Ohio State Solid Waste Revenue(1)..........   01/02/07      4.020%   $  1,000,000
                                                                                  ------------
             Total Water/Sewer..........................                            27,702,232
                                                                                  ------------
             Total Municipal Bonds......................                           366,081,649
                                                                                  ------------

             COMMERCIAL PAPER (17.8%)
  5,000,000  Austin, Texas Independent School District .   02/06/07      3.530       5,000,000
  1,800,000  Board of Regent Texas .....................   02/12/07      3.550       1,800,000
 12,000,000  City and County of Honolulu, Hawaii .......   02/05/07      3.500      12,000,000
  3,000,000  City of Charlotte, North Carolina .........   02/07/07      3.590       3,000,000
  7,000,000  City of Houston, Texas ....................   01/11/07      3.630       7,000,000
  1,000,000  City of Houston, Texas ....................   02/01/07      3.580       1,000,000
  3,000,000  City of Houston, Texas ....................   02/02/07      3.520       3,000,000
  5,500,000  County of Montgomery, Pennsylvania ........   02/02/07      3.550       5,500,000
  2,000,000  County of Montgomery, Pennsylvania ........   03/07/07      3.530       2,000,000
  2,200,000  Maryland Health & Education ...............   02/01/07      3.600       2,200,000
  2,000,000  Massachusetts State Health &
               Educational Facilities Authority ........   01/09/07      3.580       2,000,000
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority ........   02/09/07      3.580       3,000,000
  5,000,000  Massachusetts Water Resource
               Authority ...............................   02/08/07      3.520       5,000,000
  5,000,000  Omaha Public Power ........................   02/07/07      3.500       5,000,000
  4,588,000  Tennessee State School Bond ...............   02/09/07      3.560       4,588,000
  9,220,000  Tennessee State School Bond ...............   02/09/07      3.570       9,220,000
  3,705,000  Texas Public Finance ......................   02/12/07      3.550       3,705,000
  1,500,000  Texas Public Finance ......................   03/08/07      3.580       1,500,000
  3,000,000  University of Texas .......................   02/12/07      3.550       3,000,000
                                                                                  ------------
             Total Commercial Paper.....................                            79,513,000
                                                                                  ------------
TOTAL INVESTMENTS, AT AMORTIZED COST...............................       99.7%   $445,594,649
OTHER ASSETS IN EXCESS OF LIABILITIES..............................        0.3       1,360,060
                                                                         -----    ------------
NET ASSETS.........................................................      100.0%   $446,954,709
                                                                         =====    ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2006 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

ASSETS:
   Investments, at amortized cost ................................  $445,594,649
   Cash ..........................................................       318,767
   Interest receivable ...........................................     2,264,656
   Other receivable ..............................................        16,739
                                                                    ------------
     Total Assets ................................................   448,194,811
                                                                    ------------
LIABILITIES:
   Payables for:
     Dividends declared ..........................................       717,536
     Shareholder servicing fees ..................................       192,716
     Investment advisory fees ....................................       115,630
     Custody and accounting fees .................................        94,032
     Administrative fees .........................................        77,086
     Professional fees ...........................................        40,674
     Board of Trustees' fees .....................................         1,000
   Accrued expenses and other liabilities ........................         1,428
                                                                    ------------
       Total Liabilities .........................................     1,240,102
                                                                    ------------
NET ASSETS, for 446,954,709 fund shares outstanding ..............  $446,954,709
                                                                    ============
Net Assets Consist of:
     Par value ...................................................  $  4,469,547
     Paid-in capital .............................................   442,485,162
                                                                    ------------
Net Assets .......................................................  $446,954,709
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE .....................         $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Investment income .........................................    $ 8,410,922
                                                                    ------------
   Expenses:
     Shareholder servicing fees ................................        596,876
     Investment advisory fees ..................................        358,126
     Administrative fees .......................................        238,750
     Custody and accounting fees ...............................         91,312
     Board of Trustees' fees ...................................         28,676
     Professional fees .........................................         19,440
     Miscellaneous expenses ....................................         68,091
                                                                    -----------
       Total Expenses ..........................................      1,401,271
       Expense offset arrangement ..............................        (15,874)
                                                                    -----------
       Net Expenses ............................................      1,385,397
                                                                    -----------
   Net Investment Income .......................................    $ 7,025,525
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                           For the six
                                                           months ended         For the
                                                         December 31, 2006     year ended
                                                            (unaudited)      June 30, 2006
                                                         -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income .............................   $   7,025,525    $  11,092,429
   Dividends declared from net investment income .......      (7,026,754)     (11,095,940)
                                                           -------------    -------------
     Net decrease in net assets from operations ........          (1,229)          (3,511)
                                                           -------------    -------------
From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ................................     156,118,555      544,563,550
       Fund shares issued in reinvestment of dividends .       3,393,364        5,793,650
       Fund shares repurchased .........................    (205,715,339)    (494,840,334)
                                                           -------------    -------------
         Net increase (decrease) in net assets resulting
         from fund share transactions ..................     (46,203,420)      55,516,866
                                                           -------------    -------------
       Total increase (decrease) in net assets .........     (46,204,649)      55,513,355

NET ASSETS:
   Beginning of year ...................................     493,159,358      437,646,003
                                                           -------------    -------------
   End of period .......................................   $ 446,954,709    $ 493,159,358
                                                           =============    =============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period


                                      For the six
                                     months ended
                                      December 31,                    For the years ended June 30,
                                         2006         -----------------------------------------------------
                                      (unaudited)      2006         2005         2004        2003      2002
                                     -------------     ----         ----         ----        ----      ----
Net asset value,
   beginning of year ...............     $1.00        $1.00        $1.00        $1.00        $1.00     $1.00
Income from investment
   operations:
   Net investment income ...........      0.01         0.02         0.01         0.00(1)      0.01      0.01
Dividends to shareholders
   from net investment income ......     (0.01)       (0.02)       (0.01)       (0.00)(1)    (0.01)    (0.01)
                                         -----        -----        -----        -----        -----     -----
Net asset value, end of period .....     $1.00        $1.00        $1.00        $1.00        $1.00     $1.00
                                         =====        =====        =====        =====        =====     =====
Total return .......................      1.50%        2.31%        1.15%        0.42%        0.72%     1.40%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .................      $447         $493         $438         $453         $465      $414
   Net expenses paid by Fund .......      0.58%(2)     0.56%        0.56%        0.55%        0.56%     0.53%
   Expense offset arrangement ......      0.01%(2)     0.00%(3)     0.00%(3)     0.00%(3)     0.01%     0.02%
                                         -----        -----        -----        -----        -----     -----
     Total expenses ................      0.59%(2)     0.56%        0.56%        0.55%        0.57%     0.55%
                                         =====        =====        =====        =====        =====     =====
   Ratio of net investment income
     to average net assets .........      2.94%(2)     2.31%        1.15%        0.42%        0.72%     1.28%
----------
(1) Less than $0.01 per share.
(2) Annualized.
(3) Less than  0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At December 31, 2006, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth

FINANCIAL STATEMENT DECEMBER 31, 2006                                         15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)

      a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2006, the Fund incurred $358,126 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Fund incurred $238,750 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2006, the Fund incurred $596,876 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2006, the Fund incurred $91,312 for custody and accounting services. These fees were reduced by $15,874 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)

      overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2006 was $1,929.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2006, the Fund incurred $28,676 for Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)


EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                            Beginning         Ending           During Period
                          Account Value    Account Value      July 1, 2006 to
                          July 1, 2006   December 31, 2006  December 31, 2006(1)
                          ------------   -----------------  --------------------
Actual..................     $1,000          $1,015.00             $2.95
Hypothetical(2).........     $1,000          $1,022.28             $2.96
----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2006 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Trust (the "Trust") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.


Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In consider-


FINANCIAL STATEMENT DECEMBER 31, 2006                                         19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


ing profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.


Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.


Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Trustees reviewed information showing performance of the Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed the Average over all relevant periods. The Trustees also viewed with favor that the Fund's portfolio of investments had an overall high quality while the Fund's total expense ratio was lower that the iMoneyNet Average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN


ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that
      applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
   (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  NOT APPLICABLE  SEMI-ANNUAL REPORT


ITEM 5. AUDIT COMMITTEE OF LISTED RegistrantS.

(a) The Trust has a separately designated audit committee.
     The members of the audit committee are: Eugene P. Beard, Richard Carpenter, David P. Feldman, Alan G. Lowy and
     Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        OPEN-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY OPEN-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund,
      BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed Income Fund and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows)of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


        c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the
            Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


DATE: 03-07-07
     ===============

/s/John A. Nielsen
=====================
John A. Nielsen
President - Principal Executive Officer




I, Charles Schreiber, certify that:
1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed Income Fund and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the Registrant and have:

        a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b.) designed such disclosure controls and procedures, or
           caused such disclosure controls and procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

         b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.


6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: 03-07-07
     ==================


/s/Charles Schreiber
==========================
Charles Schreiber

Treasurer - Principal Financial Officer











                    SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the
undersigned officers of BBH Trust
("Registrant"), hereby certify, to
the best of our knowledge, that the
Registrant's Report on Form N-CSR
for the period ended December 31, 2006
(the "Report") fully complies with the
requirements of Section 13(a) or 15(d),
as applicable, of the Securities and
Exchange Act of 1934 and that the
information contained in the Report
fairly presents, in all material
respects, the financial condition
and results of operations of the
Registrant.

Dated: 03-07-07
      ==================



/s/John A. Nielsen
=====================
John A. Nielsen
Title: President, Principal Executive Officer


Dated: 03-07-07
      ===================

/s/Charles Schreiber
=========================
Charles Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             ---------------------

By (Signature and Title)* /s/John A. Nielsen
                           ----------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date: 03-07-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Charles Schreiber
	                    -------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)
Date: 03-07-07

Print name and title of each signing officer under his or her signature.